Financial Risks - Schedule of Credit Risk Concentration - Debt Securities and Money Market Investments (Detail) - Debt securities and money market investments [member] - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 87,560	€ 91,153
Residential mortgage- backed securities (RMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2,585	3,655
Commercial mortgage- backed securities (CMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4,013	4,086
Asset backed securities [member] | Collateralized debt obligations 1 [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2,447	2,327
Asset backed securities [member] | Credit risk [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2,552	2,378
Financial - Banking [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	9,059	9,026
Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	9,924	10,069
Industrial [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	25,457	26,435
Utility [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4,169	3,927
Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	27,356	29,249
Americas [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	57,609	61,073
Americas [member] | Residential mortgage- backed securities (RMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2,138	3,025
Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3,314	3,375
Americas [member] | Asset backed securities [member] | Collateralized debt obligations 1 [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	717	751
Americas [member] | Asset backed securities [member] | Credit risk [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,915	1,688
Americas [member] | Financial - Banking [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	6,423	6,525
Americas [member] | Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	8,863	9,028
Americas [member] | Industrial [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	21,060	21,975
Americas [member] | Utility [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3,572	3,386
Americas [member] | Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	9,607	11,319
The Netherlands [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	21,586	21,411
The Netherlands [member] | Residential mortgage- backed securities (RMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	395	556
The Netherlands [member] | Commercial mortgage- backed securities (CMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	35	28
The Netherlands [member] | Asset backed securities [member] | Collateralized debt obligations 1 [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,669	1,529
The Netherlands [member] | Asset backed securities [member] | Credit risk [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	247	270
The Netherlands [member] | Financial - Banking [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,473	1,440
The Netherlands [member] | Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	188	212
The Netherlands [member] | Industrial [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,515	1,726
The Netherlands [member] | Utility [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	115	119
The Netherlands [member] | Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	15,948	15,531
United Kingdom [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,064	1,812
United Kingdom [member] | Residential mortgage- backed securities (RMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		17
United Kingdom [member] | Commercial mortgage- backed securities (CMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	127	146
United Kingdom [member] | Asset backed securities [member] | Credit risk [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	61	88
United Kingdom [member] | Financial - Banking [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	132	124
United Kingdom [member] | Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	33	58
United Kingdom [member] | Industrial [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	213	255
United Kingdom [member] | Utility [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	60	65
United Kingdom [member] | Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	438	1,060
Central & Eastern Europe [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	756	718
Central & Eastern Europe [member] | Financial - Banking [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	92	102
Central & Eastern Europe [member] | Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4	3
Central & Eastern Europe [member] | Industrial [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	5	7
Central & Eastern Europe [member] | Utility [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	5	3
Central & Eastern Europe [member] | Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	650	603
Spain & Portugal [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	662	646
Spain & Portugal [member] | Asset backed securities [member] | Credit risk [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	6	1
Spain & Portugal [member] | Financial - Banking [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	118	104
Spain & Portugal [member] | Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	112	114
Spain & Portugal [member] | Industrial [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	142	129
Spain & Portugal [member] | Utility [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	46	45
Spain & Portugal [member] | Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	238	253
Asia [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	5,696	5,319
Asia [member] | Residential mortgage- backed securities (RMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	52	57
Asia [member] | Commercial mortgage- backed securities (CMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	537	537
Asia [member] | Asset backed securities [member] | Collateralized debt obligations 1 [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	61	47
Asia [member] | Asset backed securities [member] | Credit risk [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	323	331
Asia [member] | Financial - Banking [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	815	730
Asia [member] | Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	595	498
Asia [member] | Industrial [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2,486	2,344
Asia [member] | Utility [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	370	309
Asia [member] | Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	457	466
Asset management [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	176	153
Asset management [member] | Financial - Banking [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	6
Asset management [member] | Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	121	137
Asset management [member] | Industrial [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	33
Asset management [member] | Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	17	17
Past due and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,362	1,154
Past due and impaired [member] | Residential mortgage- backed securities (RMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	918	1,022
Past due and impaired [member] | Commercial mortgage- backed securities (CMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	14	10
Past due and impaired [member] | Asset backed securities [member] | Collateralized debt obligations 1 [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3	3
Past due and impaired [member] | Asset backed securities [member] | Credit risk [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	40	35
Past due and impaired [member] | Financial - Banking [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	29	3
Past due and impaired [member] | Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	19	4
Past due and impaired [member] | Industrial [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	187	62
Past due and impaired [member] | Utility [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	144
Past due and impaired [member] | Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 8	€ 14